OTHER PAYABLES AND ACCRUALS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Other Payables And Accruals [Abstract]
Summary of Other Payables and Accruals

	June 30, 2024	December 31, 2023
	US$’000 (Unaudited)	US$’000
Accrued payroll	22,450	30,974
Accrued expense	108,205	71,462
Other payables	21,681	11,944
Payable for collaboration assets	15,350	16,338
Other tax payables	1,845	2,084
Total	169,531	132,802